Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statements of Comprehensive Income (Loss) [Abstract]
Net income (loss)		$ (67,425)	$ 225,877	$ 85,723
Other components of comprehensive income (loss), net of deferred tax:
Change in fair value of derivatives, net of deferred tax	[1]	(14,884)	(19,668)	(530)
Reclassification from other comprehensive loss into earnings due to derivatives that no longer qualified for hedge accounting treatment, net of deferred tax	[2]	(456)	2,829	3,717
Comprehensive income (loss)		$ (82,765)	$ 209,038	$ 88,910

[1]	The associated deferred tax was $(2,343), $(3,453) and $(678) for the years ended December 31, 2020, 2019 and 2018, respectively.
[2]	The associated deferred tax was $(63), $432 and $295 for the years ended December 31, 2020, 2019 and 2018, respectively.